Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total shareholders’ equity		Called up share capital and share premium	Other equity instruments		Retained earnings		Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves		Non-controlling interests
Equity beginning of period at Dec. 31, 2019		$ 192,668		$ 183,955		$ 24,278	$ 20,871		$ 136,679	[1],[2]	$ (108)	$ (2)	$ (25,133)	$ 27,370	[2],[3]	$ 8,713
Profit for the year		6,099		5,229					5,229	[1],[2]						870
Other comprehensive income/(expense) for the year, net of tax		8,409		8,248					1,118	[1],[2]	1,913	459	4,758			161
– debt instruments at fair value through other comprehensive income		1,750		1,746							1,746					4
equity instruments designated at fair value through other comprehensive income		212		167							167					45
– cash flow hedges		471		459								459				12
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		167		167					167	[1],[2]
– property revaluation		0
– remeasurement of defined benefit asset/liability		834		831					831	[1],[2]						3
– share of other comprehensive income of associates and joint ventures		(73)		(73)					(73)	[1],[2]
– effects of hyperinflation		193		193					193	[1],[2]
– exchange differences		4,855		4,758									4,758			97
Total comprehensive income/(expense) for the year		14,508		13,477					6,347	[1],[2]	1,913	459	4,758			1,031
Shares issued under employee remuneration and share plans		7		7		346			(339)	[1],[2]
Capital securities issued	[4]	1,497		1,497			1,500		(3)	[1],[2]
Dividends to shareholders		(2,023)		(1,331)					(1,331)	[1],[2]						(692)
Redemption of capital securities	[5]	(1,450)		(1,450)					(1,450)	[1],[2]
Transfers	[6]	0							435	[1],[2]				(435)	[2],[3]
Cost of share-based payment arrangements		434		434					434	[1],[2]
Other movements		(646)		(146)			43		(200)	[1],[2]	11					(500)
Equity end of period at Dec. 31, 2020		204,995		196,443		24,624	22,414		140,572	[1],[2]	1,816	457	(20,375)	26,935	[2],[3]	8,552
Profit for the year		14,693		13,917					13,917	[1],[2]						776
Other comprehensive income/(expense) for the year, net of tax		(4,967)		(4,842)					661	[1],[2]	(2,455)	(654)	(2,394)			(125)
– debt instruments at fair value through other comprehensive income		(2,139)		(2,105)							(2,105)					(34)
equity instruments designated at fair value through other comprehensive income		(446)		(350)							(350)					(96)
– cash flow hedges		(664)		(654)								(654)				(10)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		531		531					531	[1],[2]
– property revaluation		0
– remeasurement of defined benefit asset/liability		(274)		(288)					(288)	[1],[2]						14
– share of other comprehensive income of associates and joint ventures		103		103					103	[1],[2]
– effects of hyperinflation		315		315					315	[1],[2]
– exchange differences		(2,393)		(2,394)									(2,394)			1
Total comprehensive income/(expense) for the year		9,726		9,075					14,578	[1],[2]	(2,455)	(654)	(2,394)			651
Shares issued under employee remuneration and share plans		18		18		354			(336)	[1],[2]
Capital securities issued	[4]	1,996		1,996			2,000		(4)	[1],[2]
Dividends to shareholders		(6,383)		(5,790)					(5,790)	[1],[2]						(593)
Redemption of capital securities	[5]	(2,000)		(2,000)			(2,000)
Transfers	[6]	0		0					(3,065)	[1],[2]				3,065	[2],[3]
Cost of share-based payment arrangements		467		467					467	[1],[2]
Cancellation of shares	[7]	(2,004)		(2,004)		(60)			(2,004)	[1],[2]				60	[2],[3]
Other movements		(38)		45			0		40	[1],[2]	5					(83)
Equity end of period at Dec. 31, 2021		206,777		198,250		24,918	22,414		144,458	[1],[2]	(634)	(197)	(22,769)	30,060	[2],[3]	8,527
Profit for the year		16,670		16,035					16,035	[1],[2]						635
Other comprehensive income/(expense) for the year, net of tax		(17,301)		(17,215)					1,368	[1],[2]	(5,325)	(3,613)	(9,819)	174		(86)
– debt instruments at fair value through other comprehensive income		(5,468)		(5,417)							(5,417)					(51)
equity instruments designated at fair value through other comprehensive income		107		92							92					15
– cash flow hedges		(3,655)		(3,613)								(3,613)				(42)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,922		1,922					1,922	[1],[2]
– property revaluation		280		174										174		106
– remeasurement of defined benefit asset/liability		(1,031)		(1,029)					(1,029)	[1],[2]						(2)
– share of other comprehensive income of associates and joint ventures		(367)		(367)					(367)	[1],[2]
– effects of hyperinflation		842		842					842	[1],[2]
– exchange differences		(9,931)		(9,819)							0		(9,819)			(112)
Total comprehensive income/(expense) for the year		(631)		(1,180)					17,403	[1],[2]	(5,325)	(3,613)	(9,819)	174		549
Shares issued under employee remuneration and share plans		0		0		67			(67)	[1],[2]
Dividends to shareholders		(6,970)		(6,544)					(6,544)	[1],[2]						(426)
Redemption of capital securities		(2,266)	[5]	(2,266)	[5]		(2,668)	[5]	402
Transfers	[6]	0		0					(2,499)	[1],[2]				2,499	[2],[3]
Cost of share-based payment arrangements		400		400					400	[1],[2]
Cancellation of shares	[7]	(1,000)		(1,000)		(174)			(1,000)	[1],[2]				174	[2],[3]
Other movements		(282)		(176)			0		(485)	[1],[2]	3	2		304		(106)
Equity end of period at Dec. 31, 2022		$ 196,028		$ 187,484		$ 24,811	$ 19,746		$ 152,068	[1],[2]	$ (5,956)	$ (3,808)	$ (32,588)	$ 33,211	[2],[3]	$ 8,544

[1]	At 31 December 2022, retained earnings included 554,452,437 treasury shares (2021: 558,397,704; 2020: 509,825,249). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[3]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[4]	In 2021, HSBC Holdings issued $2,000m of additional tier 1 instruments on which there were $4m of external issue costs. In 2020, HSBC Holdings issued $1,500m of additional tier 1 instruments.
[5]	During 2022, HSBC Holdings redeemed €1,500m 5.250% perpetual subordinated contingent convertible capital securities and SGD1,000m 5.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 32. In 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.
[6]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2020, an impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2022 and 2021, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m and $3,065m respectively.
[7]	For further details, see Note 32. In October 2021, HSBC announced a share buy-back of up to $2.0bn, which was completed in April 2022. Additionally, HSBC announced a share buy-back of up to $1.0bn in February 2022, which concluded on 28 July 2022.